                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21160

Morgan Stanley Fundamental Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: : September 30, 2007

Date of reporting period: March 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Fundamental Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.
THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended March 31, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2007

                                                  RUSSELL             LIPPER
                                                  1000(R)          LARGE-CAP
                                                    VALUE              VALUE
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)

   5.53%       5.59%       5.19%       5.61%       9.34%              7.82%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended March 31, 2007, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B Shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

MARKET CONDITIONS

In the six months ended March 31, 2007, the market environment was, for the most part, supportive of stock investing. The period's most significant volatility occurred in late February amid a major sell-off in China's equity market and signs of trouble in the U.S. subprime mortgage market. Moreover, former Federal Reserve Board Chairman Alan Greenspan's comments on the potential for recession in the U.S. economy further fueled investors' jitters. However, in March, the market partially recovered some of its losses, ending the period on a somewhat uncertain note.

Nonetheless, sentiment for stocks remained generally positive for most of the period. Global merger and acquisition activity continued at a robust clip. Despite showing signs of slowing in year-over-year comparisons, quarterly corporate earnings reports remained to investors' liking. Falling gasoline prices bolstered consumers' willingness to spend, and the holiday shopping season exceeded initial expectations. Inflation appeared to be contained but still above the Federal Open Market Committee's (the "Fed") stated comfort levels. Nevertheless, the Fed continued to leave the target federal funds rate unchanged at each of its meetings during the reporting period. Although the U.S. economy was clearly slowing, investors seemed more accepting of the moderate pace.

PERFORMANCE ANALYSIS

Morgan Stanley Fundamental Value Fund underperformed the Russell 1000(R) Value Index and the Lipper Large-Cap Value Funds Index for the six months ended March 31, 2007, assuming no deduction of applicable sales charges.

Among the Fund's primary detractors from performance relative to the Russell 1000 Value Index was the technology sector, which was also the only sector with a negative absolute return during the period. Stock selection in the software and services and semiconductor industries diminished returns, as did an overweight allocation to the technology sector overall. The energy sector, which continued to generate strong returns even as oil prices were retreating, was another area of weakness for the Fund due to stock selection and an underweight allocation. In the telecommunication services sector, the Fund lost ground because it did not have exposure to the Russell 1000 Value Index's strongest performing telecommunications stocks. Furthermore, the telecommunications stocks that the Fund did own -- although they had positive returns on an absolute basis -- lagged the top performing telecom stocks on a relative basis. Finally, within the consumer discretionary sector, the Fund's holdings in the media industry had a negative impact on performance relative to the Russell 1000 Value Index.

In contrast, the health care sector added value relative to the Russell 1000 Value Index, especially in the Fund's pharmaceutical holdings. After lagging in the previous year, pharmaceutical stocks began to benefit from renewed interest from investors. In the financial services sector, an underweight allocation contributed positively. In particular, gains were driven by the Fund's minimal exposure to regional banks and other banks with exposure to the distressed subprime mortgage market. Favorable results also came from the consumer staples sector, where a food, beverage and tobacco holding rallied on positive company specific news.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   JPMorgan Chase & Co.                                 3.9%
   Merrill Lynch & Co., Inc.                            3.5
   Bayer AG (ADR) (Germany)                             3.4
   Schering-Plough Corp.                                3.2
   Citigroup, Inc.                                      3.2
   Entergy Corp.                                        3.1
   Time Warner, Inc.                                    3.0
   Abbott Laboratories                                  2.8
   General Electric Co.                                 2.6
   Marsh & McLennan Companies, Inc.                     2.6

   TOP FIVE INDUSTRIES
   Pharmaceuticals: Major                              12.0%
   Financial Conglomerates                              7.4
   Electric Utilities                                   7.3
   Industrial Conglomerates                             6.6
   Investment Banks/Brokers                             6.3

Data as of March 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES, WHICH CAN INCLUDE DEPOSITARY RECEIPTS, PREFERRED STOCKS OR SECURITIES CONVERTIBLE INTO COMMON OR PREFERRED STOCK. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., PRIMARILY FOCUSES ON EQUITY SECURITIES OF LARGER CAPITALIZATION COMPANIES (E.G., COMPANIES WITH OVER $10 BILLION OF MARKET CAPITALIZATION CURRENTLY), BUT THE FUND MAY ALSO INVEST IN SMALL- AND MEDIUM-SIZED COMPANIES. UP TO 15 PERCENT OF THE FUND'S NET ASSETS MAY BE INVESTED IN CONVERTIBLE SECURITIES RATED BELOW INVESTMENT GRADE (COMMONLY REFERRED TO AS "JUNK BONDS "). THE FUND MAY ALSO INVEST UP TO 25 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES. THIS PERCENTAGE LIMITATION, HOWEVER, DOES NOT APPLY TO FOREIGN SECURITIES THAT ARE TRADED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE. THE FUND MAY ALSO INVEST UP TO 15 PERCENT OF ITS NET ASSETS IN REAL ESTATE INVESTMENT TRUSTS ("REITS").

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON

FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 10/29/02)         (since 10/29/02)         (since 10/29/02)          (since 10/29/02)
   SYMBOL                              FVFAX                     FVFBX                    FVFCX                    FVFDX
   1 YEAR                              11.30%(3)                 11.47%(3)                10.51%(3)                11.45%(3)
                                        5.45(4)                   6.50(4)                  9.52(4)                    --
   SINCE INCEPTION                     15.22(3)                  14.72(3)                 14.41(3)                 15.48(3)
                                       13.83(4)                  14.44(4)                 14.41(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Large-Cap Value Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/06 -- 03/31/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             10/01/06 -
                                                                     10/01/06            03/31/07             03/31/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (5.53% return).......................................         $1,000.00           $1,055.30             $ 6.71
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.40             $ 6.59
CLASS B
Actual (5.59% return).......................................         $1,000.00           $1,055.90             $ 6.30
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.80             $ 6.19
CLASS C
Actual (5.19% return).......................................         $1,000.00           $1,051.90             $10.18
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.01             $10.00
CLASS D
Actual (5.61% return).......................................         $1,000.00           $1,056.10             $ 5.48
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.60             $ 5.39

------------------
 * Expenses are equal to the Fund's annualized expense ratios of 1.31%, 1.23%, 1.99% and 1.07% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

    Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended March 31, 2007, the total operating expense ratio for Class B shares was lower and, as a result the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

    Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (86.0%)
              Aerospace & Defense
              (1.7%)
   34,700     Raytheon Co. ............  $  1,820,362
                                         ------------
              Beverages: Non-Alcoholic
              (1.7%)
   37,550     Coca-Cola Co. (The)......     1,802,400
                                         ------------
              Cable/Satellite TV (0.9%)
   38,850     Comcast Corp. (Class
               A)*.....................     1,008,157
                                         ------------
              Chemicals: Major Diversified (3.4%)
   56,680     Bayer AG (ADR)
               (Germany)...............     3,625,819
                                         ------------
              Computer Processing Hardware (1.6%)
   43,000     Hewlett-Packard Co. .....     1,726,020
                                         ------------
              Discount Stores (1.5%)
   34,700     Wal-Mart Stores, Inc. ...     1,629,165
                                         ------------
              Drugstore Chains (0.2%)
   28,200     Rite Aid Corp.*..........       162,714
                                         ------------
              Electric Utilities (5.1%)
   31,180     Entergy Corp. ...........     3,271,406
   33,500     FirstEnergy Corp. .......     2,219,040
                                         ------------
                                            5,490,446
                                         ------------
              Finance/Rental/Leasing (1.9%)
   33,570     Freddie Mac..............     1,997,079
                                         ------------
              Financial Conglomerates (7.1%)
   65,580     Citigroup, Inc. .........     3,366,877
   87,744     JPMorgan Chase & Co. ....     4,245,055
                                         ------------
                                            7,611,932
                                         ------------
              Food: Major Diversified (2.2%)
   28,950     Kraft Foods Inc. (Class
               A)......................       916,557
   47,500     Unilever N.V. (NY
               Registered Shares)
               (Netherlands)...........     1,387,950
                                         ------------
                                            2,304,507
                                         ------------
              Food: Specialty/Candy (1.3%)
   26,950     Cadbury Schweppes PLC
               (ADR) (United
               Kingdom)................     1,384,421
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Home Improvement Chains (1.8%)
   52,000     Home Depot, Inc. (The)...  $  1,910,480
                                         ------------
              Household/Personal Care (1.6%)
   26,450     Procter & Gamble Co.
               (The)...................     1,670,582
                                         ------------
              Industrial Conglomerates (6.6%)
   79,440     General Electric Co. ....     2,808,998
   20,300     Siemens AG (ADR)
               (Germany)...............     2,176,160
   63,900     Tyco International Ltd.
               (Bermuda)...............     2,016,045
                                         ------------
                                            7,001,203
                                         ------------
              Insurance Brokers/Services (2.6%)
   94,800     Marsh & McLennan
               Companies, Inc. ........     2,776,692
                                         ------------
              Integrated Oil (4.2%)
   26,990     ConocoPhillips                1,844,767
   13,010     Exxon Mobil Corp. .......       981,605
   24,580     Royal Dutch Shell PLC
               (ADR) (Class A) (United
               Kingdom)                     1,629,654
                                         ------------
                                            4,456,026
                                         ------------
              Internet Software/Services (1.0%)
   33,800     Yahoo! Inc.*.............     1,057,602
                                         ------------
              Investment Banks/Brokers (5.9%)
   45,410     Merrill Lynch & Co.,
               Inc. ...................     3,708,635
  143,700     Schwab (Charles) Corp.
               (The)...................     2,628,273
                                         ------------
                                            6,336,908
                                         ------------
              Major Telecommunications (3.4%)
   77,981     Sprint Nextel Corp. .....     1,478,520
   57,260     Verizon Communications,
               Inc. ...................     2,171,299
                                         ------------
                                            3,649,819
                                         ------------
              Managed Health Care
              (0.8%)
    6,000     CIGNA Corp. .............       855,960
                                         ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Media Conglomerates
              (5.0%)
  161,280     Time Warner, Inc. .......  $  3,180,442
   52,800     Viacom, Inc. (Class
               B)*.....................     2,170,608
                                         ------------
                                            5,351,050
                                         ------------
              Medical Specialties
              (0.7%)
   51,400     Boston Scientific
               Corp.*..................       747,356
                                         ------------
              Motor Vehicles (1.0%)
  132,450     Ford Motor Co. ..........     1,045,031
                                         ------------
              Oil & Gas Production
              (0.3%)
    6,300     Occidental Petroleum
               Corp. ..................       310,653
                                         ------------
              Oilfield Services/Equipment (1.4%)
   21,320     Schlumberger Ltd.
               (Netherlands
               Antilles)...............     1,473,212
                                         ------------
              Pharmaceuticals: Major
              (12.0%)
   52,900     Abbott Laboratories......     2,951,820
   74,680     Bristol-Myers Squibb
               Co. ....................     2,073,116
   40,100     Eli Lilly & Co. .........     2,153,771
   25,280     Roche Holdings Ltd. (ADR)
               (Switzerland)...........     2,242,336
  133,120     Schering-Plough Corp. ...     3,395,891
                                         ------------
                                           12,816,934
                                         ------------
              Precious Metals (1.2%)
   30,600     Newmont Mining Corp. ....     1,284,894
                                         ------------
              Property - Casualty
              Insurers (3.1%)
   43,359     Travelers Companies, Inc,
               (The)...................     2,244,695
   14,700     XL Capital Ltd. (Class A)
               (Cayman Islands)........     1,028,412
                                         ------------
                                            3,273,107
                                         ------------
              Regional Banks (0.8%)
   22,900     Fifth Third Bancorp......       886,001
                                         ------------
              Semiconductors (1.5%)
   31,300     Intel Corp. .............       598,769
   87,075     Micron Technology,
               Inc.*...................     1,051,866
                                         ------------
                                            1,650,635
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Telecommunication
              Equipment (0.9%)
   77,300     Alcatel-Lucent (ADR)
               (France)*...............  $    913,686
                                         ------------
              Tobacco (1.6%)
   18,930     Altria Group, Inc. ......     1,662,243
                                         ------------
              Total Common Stocks
              (Cost $70,246,809).......    91,693,096
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Convertible Bonds (8.8%)
              Aerospace & Defense
              (0.4%)
  $   354     L-3 Communications Corp.
               3.00% due 08/01/35......       379,665
                                         ------------
              Biotechnology (0.8%)
      500     Amgen Inc. - 144A**
               0.375% due 02/01/13            452,500
      500     Invitrogen Corp. 1.50%
               due 02/15/24............       448,125
                                         ------------
                                              900,625
                                         ------------
              Computer Communications
              (0.5%)
      500     Juniper Networks, Inc.
               0.00% due 06/15/08......       553,750
                                         ------------
              Computer Hardware (0.4%)
      415     Emc Corp - 144A** 1.75%
               due 12/01/11............       447,681
                                         ------------
              Electric Utilities (0.2%)
       62     PG&E Corp. 9.50% due
               06/30/10................       215,295
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Electronic Equipment/
              Instruments (0.9%)
  $   500     JDS Uniphase Corp -
               144A** 1.00% due
               05/15/26................  $    422,500
      600     JDS Uniphase Corp. 0.00%
               due 11/15/10............       554,250
                                         ------------
                                              976,750
                                         ------------
              Financial Conglomerates
              (0.2%)
      210     Conseco, Inc. 3.50% due
               09/30/35................       201,338
                                         ------------
              Food Retail (0.2%)
      560     Supervalu, Inc. 0.00% due
               11/02/31................       216,300
                                         ------------
              Hospital/Nursing
              Management (0.3%)
      282     Manor Care Inc. - 144A**
               2.125% due 08/01/35.....       359,550
                                         ------------
              Information Technology
              Services (0.3%)
      300     Level 3 Communications,
               Inc. 2.875% due
               07/15/10................       336,750
                                         ------------
              Internet Retail (0.9%)
    1,000     Amazon.com, Inc. 4.75%
               due 02/01/09............       997,500
                                         ------------
              Investment Banks/ Brokers
              (0.4%)
      430     Goldman Sachs Group
               Inc. - 144A** 2.00% due
               06/29/13................       437,512
                                         ------------
              Medical Specialties
              (0.6%)
      252     Beckman Coulter - 144A**
               2.50% due 12/15/36......       266,490
      400     Medtronic, Inc. (Series
               B) 1.25% due 09/15/21...       401,000
                                         ------------
                                              667,490
                                         ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Packaged Software (0.3%)
  $   278     Symantec Corp. - 144A**
               0.75% due 06/15/11......  $    299,198
       18     Symantec Corp. - 144A**
               1.00% due 06/15/11......        19,350
                                         ------------
                                              318,548
                                         ------------
              Semiconductors (0.1%)
      161     Intel Corp. - 144A**
               2.95% due 12/15/35......       140,070
       19     Intel Corp. - 144A**
               2.95% due 12/15/35......        16,530
                                         ------------
                                              156,600
                                         ------------
              Services to the Health
              Industry (0.4%)
      469     Omnicare, Inc. (Series
               OCR) 3.25% due
               12/15/35................       413,306
                                         ------------
              Telecommunication
              Equipment (1.9%)
    2,045     Nortel Networks Corp.
               (Canada) 4.25% due
               09/01/08................     2,029,663
                                         ------------
              Total Convertible Bonds
              (Cost $9,382,795)........     9,608,323
                                         ------------
NUMBER OF
 SHARES
-----------
              Convertible Preferred Stocks (3.2%)
              Electric Utilities (2.0%)
   56,500     Centerpoint Energy Inc.
               $1.165..................     2,108,806
                                         ------------
              Financial Conglomerates (0.1%)
    3,500     Conseco, Inc. $1.375.....        82,810
                                         ------------
              Motor Vehicles (0.4%)
   10,600     Ford Cap Trust II
               $3.25...................       379,056
                                         ------------

                       See Notes to Financial Statements
 10

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Services to the Health
              Industry (0.2%)
      250     HealthSouth Corp.
               $65.00 - 144A**.........  $    251,313
                                         ------------
              Telecommunication
              Equipment (0.5%)
      500     Lucent Technologies
               Capital Trust I
               $77.50..................       517,875
                                         ------------
              Total Convertible
              Preferred Stocks
              (Cost $2,695,639)........     3,339,860
                                         ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (2.2%)
              Repurchase Agreement
  $ 2,396     Joint repurchase
               agreement account 5.33%
               due 04/02/07 (dated
               03/30/07; proceeds
               $2,397,064) (a)
               (Cost $2,396,000).......  $  2,396,000
                                         ------------

Total Investments
(Cost $84,721,243) (b)......   100.2%     107,037,279
Liabilities in Excess of
Other Assets................   (0.2)         (199,749)
                               -----     ------------
Net Assets..................   100.0%    $106,837,530
                               =====     ============

---------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    ** Resale is restricted to qualified institutional investors.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $23,552,731 and the aggregate gross unrealized depreciation is $1,236,695, resulting in net unrealized appreciation of $22,316,036.

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
SUMMARY OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                           PERCENT OF
                                              TOTAL
INDUSTRY                       VALUE       INVESTMENTS
------------------------------------------------------
Pharmaceuticals: Major...  $ 12,816,934        12.0%
Financial
  Conglomerates..........     7,896,080         7.4
Electric Utilities.......     7,814,547         7.3
Industrial
  Conglomerates..........     7,001,203         6.5
Investment
  Banks/Brokers..........     6,774,420         6.3
Media Conglomerates......     5,351,050         5.0
Integrated Oil...........     4,456,026         4.2
Major
  Telecommunications.....     3,649,819         3.4
Chemicals: Major
  Diversified............     3,625,819         3.4
Telecommunication
  Equipment..............     3,461,224         3.2
Property -- Casualty
  Insurers...............     3,273,107         3.1
Insurance
  Brokers/Services.......     2,776,692         2.6
Repurchase Agreement.....     2,396,000         2.2
Food: Major
  Diversified............     2,304,507         2.2
Aerospace & Defense......     2,200,027         2.1
Finance/Rental/Leasing...     1,997,079         1.9
Home Improvement Chains..     1,910,480         1.8
Semiconductors...........     1,807,235         1.7
Beverages:
  Non-Alcoholic..........     1,802,400         1.7
Computer Processing
  Hardware...............     1,726,020         1.6
Household/Personal
  Care...................     1,670,582         1.6
Tobacco..................     1,662,243         1.6
Discount Stores..........     1,629,165         1.5
Oilfield
  Services/Equipment.....     1,473,212         1.4

                                           PERCENT OF
                                              TOTAL
INDUSTRY                       VALUE       INVESTMENTS
------------------------------------------------------
Motor Vehicles...........  $  1,424,087         1.3%
Medical Specialties......     1,414,846         1.3
Food: Specialty/Candy....     1,384,421         1.3
Precious Metals..........     1,284,894         1.2
Internet
  Software/Services......     1,057,602         1.0
Cable/Satellite TV.......     1,008,157         0.9
Internet Retail..........       997,500         0.9
Electronic Equipment/
  Instruments............       976,750         0.9
Biotechnology............       900,625         0.8
Regional Banks...........       886,001         0.8
Managed Health Care......       855,960         0.8
Services To The Health
  Industry...............       664,619         0.6
Computer Communications..       553,750         0.5
Computer Hardware........       447,681         0.4
Hospital/Nursing
  Management.............       359,550         0.3
Information Technology
  Services...............       336,750         0.3
Packaged Software........       318,548         0.3
Oil & Gas Production.....       310,653         0.3
Food Retail..............       216,300         0.2
Drugstore Chains.........       162,714         0.2
                           ------------       -----
                           $$107,037,279      100.0%
                           ============       =====

                       See Notes to Financial Statements
 12

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $84,721,243)......  $107,037,279
Cash........................................................           382
Receivable for:
    Dividends...............................................       133,203
    Interest................................................        42,308
    Shares of beneficial interest sold......................        33,175
Prepaid expenses and other assets...........................        26,121
Receivable from Distributor.................................        38,570
                                                              ------------
    Total Assets............................................   107,311,038
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................       206,303
    Shares of beneficial interest redeemed..................        84,024
    Distribution fee........................................        63,451
    Investment advisory fee.................................        60,462
    Administration fee......................................         7,219
    Transfer agent fee......................................         4,548
Accrued expenses and other payables.........................        47,501
                                                              ------------
    Total Liabilities.......................................       473,508
                                                              ------------
    Net Assets..............................................  $106,837,530
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................   $82,282,719
Net unrealized appreciation.................................    22,316,036
Accumulated undistributed net investment income.............       518,390
Accumulated undistributed net realized gain.................     1,720,385
                                                              ------------
    Net Assets..............................................  $106,837,530
                                                              ============
Class A Shares:
Net Assets..................................................   $40,262,286
Shares Outstanding (unlimited authorized, $.01 par value)...     2,994,478
    Net Asset Value Per Share...............................        $13.45
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $14.20
                                                              ============
Class B Shares:
Net Assets..................................................   $58,487,538
Shares Outstanding (unlimited authorized, $.01 par value)...     4,372,297
    Net Asset Value Per Share...............................        $13.38
                                                              ============
Class C Shares:
Net Assets..................................................    $6,485,911
Shares Outstanding (unlimited authorized, $.01 par value)...       486,685
    Net Asset Value Per Share...............................        $13.33
                                                              ============
Class D Shares:
Net Assets..................................................    $1,601,795
Shares Outstanding (unlimited authorized, $.01 par value)...       119,059
    Net Asset Value Per Share...............................        $13.45
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2007 (unaudited)

Net Investment Income:
Income
Dividends (net of $33,203 foreign withholding tax)..........  $1,003,784
Interest....................................................     307,158
                                                              ----------
    Total Income............................................   1,310,942
                                                              ----------
Expenses
Investment advisory fee.....................................     365,078
Transfer agent fees and expenses............................      68,537
Distribution fee (Class A shares)...........................      47,416
Distribution fee (Class B shares)...........................      47,515
Distribution fee (Class C shares)...........................      32,390
Administration fee..........................................      43,591
Shareholder reports and notices.............................      43,341
Professional fees...........................................      29,929
Registration fees...........................................      17,624
Custodian fees..............................................       5,472
Trustees' fees and expenses.................................         906
Other.......................................................       8,577
                                                              ----------
    Total Expenses..........................................     710,376

Less: expense offset........................................        (385)
                                                              ----------
    Net Expenses............................................     709,991
                                                              ----------
    Net Investment Income...................................     600,951
                                                              ----------
Net Realized and Unrealized Gain:
Net realized gain...........................................   2,109,637
Net change in unrealized appreciation.......................   3,190,605
                                                              ----------
    Net Gain................................................   5,300,242
                                                              ----------
Net Increase................................................  $5,901,193
                                                              ==========

                       See Notes to Financial Statements
 14

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2007   SEPTEMBER 30, 2006
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $    600,951       $  1,185,753
Net realized gain...........................................      2,109,637         11,030,501
Net change in unrealized appreciation.......................      3,190,605         (1,157,410)
                                                               ------------       ------------
    Net Increase............................................      5,901,193         11,058,844
                                                               ------------       ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................       (436,211)          (303,267)
    Class B shares..........................................       (713,017)          (169,467)
    Class C shares..........................................        (30,127)           (12,250)
    Class D shares..........................................        (20,652)           (15,025)
Net realized gain
    Class A shares..........................................     (4,134,826)        (3,398,808)
    Class B shares..........................................     (6,164,764)        (6,223,935)
    Class C shares..........................................       (720,914)          (562,820)
    Class D shares..........................................       (162,541)          (136,249)
                                                               ------------       ------------
    Total Dividends and Distributions.......................    (12,383,052)       (10,821,821)
                                                               ------------       ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      7,797,963         (6,494,687)
                                                               ------------       ------------
    Net Increase (Decrease).................................      1,316,104         (6,257,664)
Net Assets:
Beginning of period.........................................    105,521,426        111,779,090
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $518,390 and $1,117,446, respectively)...................   $106,837,530       $105,521,426
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Fundamental Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund was organized as a Massachusetts business trust on July 11, 2002 and commenced operations on October 29, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million and 0.62% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of March 31, 2007.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

At March 31, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of March 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.92%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $35,965 and $273, respectively and received $14,373 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2007 aggregated $17,620,874, and $15,005,536, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                  FOR THE YEAR
                                                           MONTHS ENDED                      ENDED
                                                          MARCH 31, 2007              SEPTEMBER 30, 2006
                                                       ---------------------       -------------------------
                                                            (unaudited)
                                                        SHARES      AMOUNT           SHARES        AMOUNT
                                                       --------   ----------       ----------   ------------
CLASS A SHARES
Sold.................................................   507,782   $7,306,648          488,859   $  6,691,855
Conversion from Class B..............................     --          --              261,262      3,549,872
Reinvestment of dividends and distributions..........   310,228    4,178,777          253,961      3,349,749
Redeemed.............................................  (410,423)  (5,703,042)        (983,358)   (13,504,678)
                                                       --------   ----------       ----------   ------------
Net increase  - Class A..............................   407,587    5,782,383           20,724         86,798
                                                       --------   ----------       ----------   ------------
CLASS B SHARES
Sold.................................................   290,599    4,093,476          509,147      6,994,786
Conversion to Class A................................     --          --             (262,705)    (3,549,872)
Reinvestment of dividends and distributions..........   445,350    5,967,694          442,907      5,810,936
Redeemed.............................................  (566,821)  (7,834,971)      (1,245,822)   (16,986,156)
                                                       --------   ----------       ----------   ------------
Net increase (decrease) - Class B....................   169,128    2,226,199         (556,473)    (7,730,306)
                                                       --------   ----------       ----------   ------------
CLASS C SHARES
Sold.................................................    38,908      543,311          141,305      1,939,252
Reinvestment of dividends and distributions..........    51,983      695,532           41,672        546,320
Redeemed.............................................  (113,510)  (1,578,638)         (98,308)    (1,338,600)
                                                       --------   ----------       ----------   ------------
Net increase (decrease) - Class C....................   (22,619)    (339,795)          84,669      1,146,972
                                                       --------   ----------       ----------   ------------
CLASS D SHARES
Sold.................................................     7,472      103,750           17,804        236,296
Reinvestment of dividends and distributions..........    12,862      173,255           10,618        139,953
Redeemed.............................................   (10,640)    (147,829)         (26,980)      (374,400)
                                                       --------   ----------       ----------   ------------
Net increase - Class D...............................     9,694      129,176            1,442          1,849
                                                       --------   ----------       ----------   ------------
Net increase (decrease) in Fund......................   563,790   $7,797,963         (449,638)  $ (6,494,687)
                                                       ========   ==========       ==========   ============

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

8. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                                                                 FOR THE PERIOD
                                       FOR THE SIX                 FOR THE YEAR ENDED SEPTEMBER 30,            OCTOBER 29, 2002*
                                       MONTHS ENDED           ------------------------------------------            THROUGH
                                      MARCH 31, 2007            2006             2005             2004         SEPTEMBER 30, 2003
                                      --------------          --------         --------         --------       ------------------
                                       (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................      $14.29               $14.32           $13.10           $11.54              $10.00
                                          ------               ------           ------           ------              ------

Income from investment operations:
    Net investment income++.........        0.08                 0.15             0.13             0.12                0.10
    Net realized and unrealized
    gain............................        0.72                 1.29             2.14             1.78                1.49
                                          ------               ------           ------           ------              ------

Total income from investment
 operations.........................        0.80                 1.44             2.27             1.90                1.59
                                          ------               ------           ------           ------              ------

Less dividends and distributions
 from:
    Net investment income...........       (0.16)               (0.12)           (0.11)           (0.09)              (0.05)
    Net realized gain...............       (1.48)               (1.35)           (0.94)           (0.25)                 --
                                          ------               ------           ------           ------              ------

Total dividends and distributions...       (1.64)               (1.47)           (1.05)           (0.34)              (0.05)
                                          ------               ------           ------           ------              ------

Net asset value, end of period......      $13.45               $14.29           $14.32           $13.10              $11.54
                                          ======               ======           ======           ======              ======

Total Return+.......................        5.53 %(1)           10.95%           17.99%           16.73%              15.99 %(1)

Ratios to Average Net Assets(3):

Total expenses (before expense
  offset)...........................        1.31 %(2)            1.34%            1.36%            1.28%               1.11 %(2)(4)

Net investment income...............        1.10 %(2)            1.06%            0.93%            0.97%               1.17 %(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands..........................     $40,262              $36,955          $36,759          $22,265             $31,616

Portfolio turnover rate.............          15 %(1)              28%              37%              66%                 76 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been 1.51% and 0.77%, respectively.

                       See Notes to Financial Statements
 22

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                       FOR THE SIX                 FOR THE YEAR ENDED SEPTEMBER 30,            OCTOBER 29, 2002*
                                       MONTHS ENDED           ------------------------------------------            THROUGH
                                      MARCH 31, 2007            2006             2005             2004         SEPTEMBER 30, 2003
                                      --------------          --------         --------         --------       ------------------
                                       (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................      $14.23               $14.17           $12.98           $11.47              $10.00
                                          ------               ------           ------           ------              ------

Income from investment operations:
    Net investment income++.........        0.08                 0.16             0.03             0.02                0.05
    Net realized and unrealized
    gain............................        0.72                 1.29             2.13             1.78                1.46
                                          ------               ------           ------           ------              ------

Total income from investment
 operations.........................        0.80                 1.45             2.16             1.80                1.51
                                          ------               ------           ------           ------              ------

Less dividends and distributions
 from:
    Net investment income...........       (0.17)               (0.04)           (0.03)           (0.04)              (0.04)
    Net realized gain...............       (1.48)               (1.35)           (0.94)           (0.25)                 --
                                          ------               ------           ------           ------              ------

Total dividends and distributions...       (1.65)               (1.39)           (0.97)           (0.29)              (0.04)
                                          ------               ------           ------           ------              ------

Net asset value, end of period......      $13.38               $14.23           $14.17           $12.98              $11.47
                                          ======               ======           ======           ======              ======

Total Return+.......................        5.59 %(1)           11.07%           17.27%           15.84%              15.16 %(1)

Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)............................        1.23 %(2)            1.19%            2.03%            2.06%               1.86 %(2)(4)

Net investment income...............        1.18 %(2)            1.21%            0.26%            0.19%               0.42 %(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands..........................     $58,488              $59,807          $67,448          $78,552             $55,477

Portfolio turnover rate.............          15 %(1)              28%              37%              66%                 76 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been 2.26% and 0.02%, respectively.

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                           FOR THE SIX               FOR THE YEAR ENDED SEPTEMBER 30,          OCTOBER 29, 2002*
                                           MONTHS ENDED           --------------------------------------            THROUGH
                                          MARCH 31, 2007            2006           2005           2004         SEPTEMBER 30, 2003
                                          --------------          --------       --------       --------       ------------------
                                           (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period....      $14.13               $14.19         $12.99         $11.48              $10.00
                                              ------               ------         ------         ------              ------

Income from investment operations:
    Net investment income++.............        0.03                 0.05           0.04           0.02                0.06
    Net realized and unrealized gain....        0.71                 1.27           2.13           1.78                1.46
                                              ------               ------         ------         ------              ------

Total income from investment
 operations.............................        0.74                 1.32           2.17           1.80                1.52
                                              ------               ------         ------         ------              ------

Less dividends and distributions from:
    Net investment income...............       (0.06)               (0.03)         (0.03)         (0.04)              (0.04)
    Net realized gain...................       (1.48)               (1.35)         (0.94)         (0.25)                 --
                                              ------               ------         ------         ------              ------

Total dividends and distributions.......       (1.54)               (1.38)         (0.97)         (0.29)              (0.04)
                                              ------               ------         ------         ------              ------

Net asset value, end of period..........      $13.33               $14.13         $14.19         $12.99              $11.48
                                              ======               ======         ======         ======              ======

Total Return+...........................        5.19%(1)            10.08%         17.29%         15.83%              15.22%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)................................        1.99%(2)             2.05%          1.98%          2.06%               1.86%(2)(4)

Net investment income...................        0.42%(2)             0.35%          0.31%          0.19%               0.42%(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands..............................      $6,486               $7,195         $6,024         $4,987              $3,504

Portfolio turnover rate.................          15%(1)               28%            37%            66%                 76%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been 2.26% and 0.02%, respectively.

                       See Notes to Financial Statements
 24

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                           FOR THE SIX               FOR THE YEAR ENDED SEPTEMBER 30,          OCTOBER 29, 2002*
                                           MONTHS ENDED           --------------------------------------            THROUGH
                                          MARCH 31, 2007            2006           2005           2004         SEPTEMBER 30, 2003
                                          --------------          --------       --------       --------       ------------------
                                           (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period....      $14.31               $14.34         $13.13         $11.56              $10.00
                                              ------               ------         ------         ------              ------

Income from investment operations:
    Net investment income++.............        0.09                 0.18           0.16           0.15                0.18
    Net realized and unrealized gain....        0.72                 1.29           2.15           1.79                1.44
                                              ------               ------         ------         ------              ------

Total income from investment
 operations.............................        0.81                 1.47           2.31           1.94                1.62
                                              ------               ------         ------         ------              ------

Less dividends and distributions from:
    Net investment income...............       (0.19)               (0.15)         (0.16)         (0.12)              (0.06)
    Net realized gain...................       (1.48)               (1.35)         (0.94)         (0.25)                 --
                                              ------               ------         ------         ------              ------

Total dividends and distributions.......       (1.67)               (1.50)         (1.10)         (0.37)              (0.06)
                                              ------               ------         ------         ------              ------

Net asset value, end of period..........      $13.45               $14.31         $14.34         $13.13              $11.56
                                              ======               ======         ======         ======              ======

Total Return+...........................        5.61%(1)            11.17%         18.31%         17.01%              16.24%(1)

Ratios to Average Net Assets(3):

Total expenses (before expense
 offset)................................        1.07%(2)             1.10%          1.11%          1.06%               0.86%(2)(4)

Net investment income...................        1.34%(2)             1.30%          1.18%          1.19%               1.42%(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands..............................      $1,602               $1,565         $1,548         $1,898              $1,514

Portfolio turnover rate.................          15%(1)               28%            37%            66%                 76%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been 1.26% and 1.02%, respectively.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Fundamental Value Fund

Semiannual Report
March 31, 2007

[MORGAN STANLEY LOGO]

FVFSAR-IU07-00991P-Y03/07

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007

                                       3